Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting
Segment Reporting

	As of December 31, 2016
						Reclassifications
						and adjustments to
	Retail	Wholesale	Treasury	Subsidiaries	Subtotal	conform IFRS		Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	Note	MCh$
Net interest income	873,669	346,829	4,207	(4,337)	1,220,368	6,365		1,226,733
Net fees and commissions income	170,529	42,202	(2,473)	121,383	331,641	(10,370)		321,271
Other operating income	93,135	33,322	44,754	23,923	195,134	(25,579)		169,555
Total operating revenue	1,137,333	422,353	46,488	140,969	1,747,143	(29,584)	(1)	1,717,559
Provisions for loan losses	(301,491)	(8,243)	―	(1)	(309,735)	50,472	(2)	(259,263)
Depreciation and amortization	(25,229)	(4,912)	(172)	(2,976)	(33,289)	(2,286)	(3)	(35,575)
Other operating expenses	(504,041)	(152,859)	(5,596)	(104,847)	(767,343)	15,871	(4)	(751,472)
Income attributable to associates	3,078	914	79	442	4,513	(499)		4,014
Income before income taxes	309,650	257,253	40,799	33,587	641,289	33,974		675,263
Income taxes					(89,040)	(11,172)	(5)	(100,212)
Income after income taxes					552,249	22,802		575,051

Assets	15,198,634	11,526,685	4,121,333	535,727	31,382,379	(208,655)		31,173,724
Current and deferred taxes					288,370	(104,790)		183,580
Total assets					31,670,749	(313,445)	(6)	31,357,304

Liabilities	10,234,712	10,277,326	7,880,847	390,453	28,783,338	(733,708)		28,049,630
Current and deferred taxes					―	―		―
Total liabilities					28,783,338	(733,708)	(7)	28,049,630

Reclassifications and adjustments to conform IFRS

(1)

The total effect due to the elimination adjustments to conform the total operating revenue is MCh$(12,349). In addition the total effect of IFRS adjustments is MCh$(17,235) which mainly stems from the reclassification of interest on repurchase agreements and suspended interest recognition.

(2)	The total effect relates to IFRS adjustments of MCh$50,472, which mainly stems from differing allowances for loan losses.
(3)	The total effect relates to IFRS adjustments of MCh$(2,286), which stems from the amortization of intangibles and depreciation of property and equipment acquired through business combinations.
(4)

The total effect due to the elimination adjustments to conform other operating expenses is MCh$12,349. In addition the total effect of IFRS adjustments is MCh$3,522, which represents reversal of write-offs of assets received in lieu of payments.

(5)	The total effect relates to IFRS adjustments of MCh$(11,172), which stems from deferred taxes.
(6)

The total effect due to the elimination adjustments to conform the consolidated financial position data in assets is MCh$(137,201). In addition the total effect of IFRS adjustments in assets is MCh$(176,244), which mainly stems from deviating allowances for loan losses, the acquisition of Citibank Chile and deferred taxes effects and settlement of transactions in the course of collection.

(7)

The total effect due to the elimination adjustments to conform the consolidated financial position data in liabilities is MCh$(137,201). In addition the total effect of IFRS adjustments in liabilities is MCh$(596,507), which mainly stems from provision for minimum dividends and differing allowances for loan losses.

	As of December 31, 2017
						Reclassifications
						and adjustments
	Retail	Wholesale	Treasury	Subsidiaries	Subtotal	to conform IFRS		Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	Note	MCh$
Net interest income	930,539	322,431	(21,169)	(4,336)	1,227,465	7,230		1,234,695
Net fees and commissions income	184,049	43,443	(4,306)	135,987	359,173	(11,499)		347,674
Other operating income	19,095	34,712	56,328	26,884	137,019	(31,846)		105,173
Total operating revenue	1,133,683	400,586	30,853	158,535	1,723,657	(36,115)	(1)	1,687,542
Provisions for loan losses	(256,262)	21,415	—	(135)	(234,982)	13,727	(2)	(221,255)
Depreciation and amortization	(27,669)	(4,547)	(141)	(2,894)	(35,251)	(2,285)	(3)	(37,536)
Other operating expenses	(507,771)	(153,360)	(5,022)	(102,281)	(768,434)	21,614	(4)	(746,820)
Income attributable to associates	4,372	1,026	108	551	6,057	(546)		5,511
Income before income taxes	346,353	265,120	25,798	53,776	691,047	(3,605)		687,442
Income taxes					(115,034)	(327)	(5)	(115,361)
Income after income taxes					576,013	(3,932)		572,081

Assets	16,099,926	10,558,278	5,469,829	637,860	32,765,893	(388,753)		32,377,140
Current and deferred taxes					290,432	(106,135)		184,297
Total assets					33,056,325	(494,888)	(6)	32,561,437

Liabilities	10,380,250	10,272,607	8,815,056	479,244	29,947,157	(934,521)		29,012,636
Current and deferred taxes					3,453	—		3,453
Total liabilities					29,950,610	(934,521)	(7)	29,016,089

Reclassifications and adjustments to conform IFRS

(1)The total effect due to the elimination adjustments to conform the total operating revenue is MCh$(14,387). In addition the total effect of IFRS adjustments is MCh$(21,728) which mainly stems from the reclassification of interest on repurchase agreements and suspended interest recognition.

(2)The total effect relates to IFRS adjustments of MCh$13,727, which mainly stems from differing allowances for loan losses.

(3)The total effect relates to IFRS adjustments of MCh$(2,285), which stems from the amortization of intangibles and depreciation of property and equipment acquired through business combinations.

(4)The total effect due to the elimination adjustments to conform other operating expenses is MCh$14,387. In addition the total effect of IFRS adjustments is MCh$7,227, which represents reversal of write-offs of assets received in lieu of payments.

(5)The total effect relates to IFRS adjustments of MCh$(327), which stems from deferred taxes.

(6)The total effect due to the elimination adjustments to conform the consolidated financial position data in assets is MCh$(232,137). In addition the total effect of IFRS adjustments in assets is MCh$(262,751), which mainly stems from deviating allowances for loan losses, the acquisition of Citibank Chile and deferred taxes effects and settlement of transactions in the course of collection.

(7)The total effect due to the elimination adjustments to conform the consolidated financial position data in liabilities is MCh$(232,137). In addition the total effect of IFRS adjustments in liabilities is MCh$(702,384), which mainly stems from provision for minimum dividends and differing allowances for loan losses.

	As of December 31, 2018
						Reclassifications
						and adjustments
	Retail	Wholesale	Treasury	Subsidiaries	Subtotal	to conform IFRS		Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	Note	MCh$
Net interest income	969,910	357,712	(2,414)	(8,995)	1,316,213	4,764		1,320,977
Net fees and commissions income	184,545	45,905	(4,031)	145,704	372,123	(12,168)		359,955
Other operating income	43,290	59,376	63,929	33,341	199,936	(34,798)		165,138
Total operating revenue	1,197,745	462,993	57,484	170,050	1,888,272	(42,202)	(1)	1,846,070
Provisions for loan losses	(287,165)	5,637	―	118	(281,410)	30,087	(2)	(251,323)
Depreciation and amortization	(29,571)	(5,008)	(91)	(3,011)	(37,681)	―		(37,681)
Other operating expenses	(561,512)	(152,921)	(4,693)	(105,906)	(825,032)	24,557	(3)	(800,475)
Income attributable to associates	5,450	1,224	119	462	7,255	(444)		6,811
Income before income taxes	324,947	311,925	52,819	61,713	751,404	11,998		763,402
Income taxes					(156,531)	(3,237)	(4)	(159,768)
Income after income taxes					594,873	8,761		603,634

Assets	16,425,068	10,592,117	8,093,850	925,440	36,036,475	(612,545)		35,423,930
Current and deferred taxes					278,599	(85,082)		193,517
Total assets					36,315,074	(697,627)	(5)	35,617,447

Liabilities	10,369,534	9,873,018	11,982,709	764,736	32,989,997	(1,067,190)		31,922,807
Current and deferred taxes					20,924	―		20,924
Total liabilities					33,010,921	(1,067,190)	(6)	31,943,731

Reclassifications and adjustments to conform IFRS

(1)

The total effect due to the elimination adjustments to conform the total operating revenue is MCh$(14,989). In addition the total effect of IFRS adjustments is MCh$(27,213) which mainly stems from the reclassification of interest on repurchase agreements and suspended interest recognition.

(2)	The total effect relates to IFRS adjustments of MCh$30,087, which mainly stems from differing allowances for loan losses.
(3)

The total effect due to the elimination adjustments to conform other operating expenses is MCh$14,989. In addition the total effect of IFRS adjustments is MCh$9,568, which mainly represents reversal of write-offs of assets received in lieu of payments.

(4)	The total effect relates to IFRS adjustments of MCh$(3,237), which stems from deferred taxes.
(5)

The total effect due to the elimination adjustments to conform the consolidated financial position data in assets is MCh$(388,615). In addition the total effect of IFRS adjustments in assets is MCh$(309,012), which mainly stems from deviating allowances for loan losses, the acquisition of Citibank Chile and deferred taxes effects and settlement of transactions in the course of collection.

(6)

The total effect due to the elimination adjustments to conform the consolidated financial position data in liabilities is MCh$(388,615). In addition the total effect of IFRS adjustments in liabilities is MCh$(678,575), which mainly stems from provision for minimum dividends and differing allowances for loan losses.